STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Convertible Preferred Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 1	$ 6,043	$ 81,513	$ (14)	$ (67,709)	$ 19,834
Balance (in shares) at Dec. 31, 2014	1,014,614
Balance (in shares) at Dec. 31, 2014			48,603,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised		42				$ 42
Stock options exercised (in shares)	21,545					21,545
Stock based compensation expense		305				$ 305
Unrealized gains on investments				$ 14		14
Net loss					(21,337)	(21,337)
Balance at Dec. 31, 2015	$ 1	6,390	$ 81,513		(89,046)	(1,142)
Balance (in shares) at Dec. 31, 2015	1,036,159
Balance (in shares) at Dec. 31, 2015			48,603,909
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised		189				$ 189
Stock options exercised (in shares)	109,079					109,079
Exercise of Series C preferred stock warrants			$ 277			$ 277
Exercise of Series C preferred stock warrants (in shares)			258,880
Sale of Series F convertible preferred stock, net issuance costs			$ 12,348			12,348
Shares issued during the period			9,124,084
Stock based compensation expense		248				248
Net loss					(18,528)	(18,528)
Balance at Dec. 31, 2016	$ 1	6,827	$ 94,138		(107,574)	$ (6,608)
Balance (in shares) at Dec. 31, 2016	1,145,238					1,145,238
Balance (in shares) at Dec. 31, 2016			57,986,873			57,986,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised		235				$ 235
Stock options exercised (in shares)	127,122					127,122
Sale of Series F convertible preferred stock, net issuance costs			$ 24,968			$ 24,968
Shares issued during the period			18,248,177
Stock based compensation expense		243				243
Net loss					(17,511)	(17,511)
Balance at Dec. 31, 2017	$ 1	$ 7,305	$ 119,106		$ (125,085)	$ 1,327
Balance (in shares) at Dec. 31, 2017	1,272,360					1,272,360
Balance (in shares) at Dec. 31, 2017			76,235,050			76,235,050
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options exercised (in shares)						227,114
Net loss						$ (17,050)
Balance at Sep. 30, 2018						$ 98,311
Balance (in shares) at Sep. 30, 2018						21,391,590
Balance (in shares) at Sep. 30, 2018						0